Derivative Financial Instruments - Summary of Quantitative Disclosure of Cash Flow's Maturities (Parenthetical) (Detail)	May 06, 2020 Exchange_Rate	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	24.3812
U.S [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	24.3812	18.8452	19.6829
Euro [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		21.1537	22.5054